PROVISIONS	6 Months Ended
Jun. 30, 2022
Provisions [abstract]
PROVISIONS

17.	PROVISIONS

A provision has been recognized for expected repair expenditures associated with the wastewater treatment infrastructure of the service concession arrangement which suffered flooding and were partially destroyed in the end of June 2022. Shaoguan Angrui has committed to repair and recover the original production capacity of the infrastructure in the next year. If the repair meets the standards of the customer, Shaoguan Angrui will have a chance to receive partial reimbursement of the repair cost through government subsidies.